Leases - Summary of the Components of Lease Costs and Rent (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating lease cost	$ 198	$ 0
Variable lease cost	4	0
Short-term lease cost	34	17
Total operating lease costs	$ 236	$ 17